Derivative Instruments (Details 4) - Millburn Multi-Markets Trading L.P. [Member] - USD ($)		Dec. 31, 2020	Dec. 31, 2019
Offsetting Liabilities [Line Items]
Net amounts of Assets presented in the Statement of Financial Condition		$ 20,183,485	$ 5,430,488
Net amounts of liabilities presented in the Statement of Financial Condition		125,252	5,818,429
Financial Instruments, Assets
Financial Instruments, Liabilities
Collateral Pledged	[1],[2]	(125,252)	(5,818,429)
Collateral Received	[1],[2]	(17,117,475)	(5,430,488)
Net Amount, Liabilities	[3]
Net Amount, Assets	[4]	3,066,010
Futures Contracts [Member]
Offsetting Liabilities [Line Items]
Gross amounts of recognized assets		21,934,223
Gross amounts offset in the Statement of Financial Condition, Assets		(4,816,748)
Net amounts of Assets presented in the Statement of Financial Condition		17,117,475
Total long forward currency contracts [Member]
Offsetting Liabilities [Line Items]
Gross amounts of recognized assets		30,328,549	13,002,481
Gross amounts of recognized liabilities		9,097,952	24,892,426
Gross amounts offset in the Statement of Financial Condition, Assets		(10,145,064)	(7,571,993)
Gross amounts offset in the Statement of Financial Condition, Liabilities		(8,972,700)	(19,073,997)
Net amounts of Assets presented in the Statement of Financial Condition		20,183,485	5,430,488
Net amounts of liabilities presented in the Statement of Financial Condition		125,252	5,818,429
Counterparty C [Member]
Offsetting Liabilities [Line Items]
Net amounts of Assets presented in the Statement of Financial Condition		6,579,413	1,841,056
Financial Instruments, Assets
Collateral Received	[1],[2]	(6,579,413)	(1,841,056)
Net Amount, Assets	[4]
Counterparty C [Member] | Futures Contracts [Member]
Offsetting Liabilities [Line Items]
Gross amounts of recognized assets		7,424,604	3,717,018
Gross amounts offset in the Statement of Financial Condition, Assets		(845,191)	(1,875,962)
Net amounts of Assets presented in the Statement of Financial Condition		6,579,413	1,841,056	[1],[2]
Counterparty J [Member]
Offsetting Liabilities [Line Items]
Net amounts of Assets presented in the Statement of Financial Condition		1,883,658	314,823
Financial Instruments, Assets
Collateral Received	[1],[2]	(1,883,658)	(314,823)
Net Amount, Assets	[4]
Counterparty J [Member] | Futures Contracts [Member]
Offsetting Liabilities [Line Items]
Gross amounts of recognized assets		2,079,575	1,052,350
Gross amounts offset in the Statement of Financial Condition, Assets		(195,917)	(737,527)
Net amounts of Assets presented in the Statement of Financial Condition		1,883,658	314,823	[1],[2]
Counterparty L [Member]
Offsetting Liabilities [Line Items]
Net amounts of Assets presented in the Statement of Financial Condition		8,654,404
Financial Instruments, Assets
Collateral Received	[1],[2]	(8,654,404)
Net Amount, Assets	[4]
Counterparty L [Member] | Futures Contracts [Member]
Offsetting Liabilities [Line Items]
Gross amounts of recognized assets		12,430,044
Gross amounts offset in the Statement of Financial Condition, Assets		(3,775,640)
Net amounts of Assets presented in the Statement of Financial Condition		8,654,404
Counterparty G [Member]
Offsetting Liabilities [Line Items]
Net amounts of Assets presented in the Statement of Financial Condition		3,066,010
Net amounts of liabilities presented in the Statement of Financial Condition			4,599,511
Financial Instruments, Assets
Financial Instruments, Liabilities
Collateral Pledged	[1],[2]		(4,599,511)
Collateral Received	[1],[2]
Net Amount, Liabilities	[3]
Net Amount, Assets	[4]	3,066,010
Counterparty G [Member] | Total long forward currency contracts [Member]
Offsetting Liabilities [Line Items]
Gross amounts of recognized assets		8,394,326
Gross amounts of recognized liabilities			13,703,550
Gross amounts offset in the Statement of Financial Condition, Assets		(5,328,316)
Gross amounts offset in the Statement of Financial Condition, Liabilities			(9,104,039)
Net amounts of Assets presented in the Statement of Financial Condition		3,066,010
Net amounts of liabilities presented in the Statement of Financial Condition			4,599,511
Counterparty K [Member]
Offsetting Liabilities [Line Items]
Net amounts of liabilities presented in the Statement of Financial Condition		125,252	1,218,918
Financial Instruments, Liabilities
Collateral Pledged	[1],[2]	(125,252)	(1,218,918)
Net Amount, Liabilities	[3]
Counterparty K [Member] | Total long forward currency contracts [Member]
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities		9,097,952	11,188,876
Gross amounts offset in the Statement of Financial Condition, Liabilities		(8,972,700)	(9,969,958)
Net amounts of liabilities presented in the Statement of Financial Condition		$ 125,252	1,218,918
Counterparty I [Member]
Offsetting Liabilities [Line Items]
Net amounts of Assets presented in the Statement of Financial Condition			3,274,609
Financial Instruments, Assets
Collateral Received	[1],[2]		(3,274,609)
Net Amount, Assets	[4]
Counterparty I [Member] | Futures Contracts [Member]
Offsetting Liabilities [Line Items]
Gross amounts of recognized assets			8,233,113
Gross amounts offset in the Statement of Financial Condition, Assets			(4,958,504)
Net amounts of Assets presented in the Statement of Financial Condition	[1],[2]		$ 3,274,609

[1]	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of liabilities presented in the Statement of Financial Condition, for each respective counterparty.
[2]	Collateral received includes trades made on exchanges. These trades are subject to central counterparty clearing where settlement is guaranteed by the exchange. Collateral pledged includes both cash and U.S. Treasury notes held at each respective counterparty.
[3]	Net amount represents the amounts owed by the Partnership to each counterparty as of December 31, 2019
[4]	Net amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2018.